united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23826

Nomura Alternative Income Fund

(Exact name of registrant as specified in charter)

c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Timothy Burdick, Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100 Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-9000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

Nomura Alternative Income Fund
Class I Shares (NAIFX)

Annual Report
March 31, 2023

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS

Letter to Shareholders	Page 1
Portfolio Review	Page 3
Consolidated Schedule of Investments	Page 4
Consolidated Statement of Assets and Liabilities	Page 5
Consolidated Statement of Operations	Page 6
Consolidated Statement of Changes in Net Assets	Page 7
Consolidated Statement of Cash Flows	Page 8
Consolidated Financial Highlights	Page 9
Notes to Consolidated Financial Statements	Page 10
Report of Independent Registered Public Accounting Firm	Page 19
Supplemental Information	Page 20
Change in Independent Registered Public Accounting Firm	Page 25
Privacy Notice	Page 26
Proxy Voting Policy & Portfolio Holdings	Page 28

NOMURA ALTERNATIVE INCOME FUND
LETTER TO SHAREHOLDERS
MARCH 31, 2023 (Unaudited)

Dear Shareholder,

Nomura Private Capital LLC is pleased to provide the audited annual financial statements for the Nomura Alternative Income Fund (the “Fund”) for the fiscal period that ended March 31, 2023.

This fiscal period included less than two months of performance since launching the Fund on February 13, 2023. The market environment during this shortened fiscal year was one of increased volatility generated by macroeconomic uncertainty, heightened levels of inflation, monetary tightening and geopolitical tensions. During this period, the Fund was positioned conservatively, predominantly in short duration Treasury instruments (“T-Bills”) and agency mortgage backed securities, as the Fund began to deploy capital into the private markets through limited partnership commitments to third party asset managers.

Over the fiscal period, the Fund’s institutional share class (NAIFX) delivered a net total return of +0.40%. The Fund’s performance benefited from a conservative allocation during a period of volatile public markets.

Fund assets remained stable during the fiscal period with no subscriptions or redemptions outside of Nomura Private Capital LLC.

The Fund’s assets remained invested in high quality short duration assets with initial limited partnership commitments made to external managers which will add exposure across a range of sectors within the private credit markets, including real estate, asset based lending, specialty finance, and corporate lending (e.g. direct lending). A complete listing of the Fund’s target investments can be found in the Schedule of Investments.

On behalf of the entire Nomura Private Capital team, we thank you for your interest and investment in the Fund. Market opportunities continue to grow as we look forward over the coming year, and we are excited and honored to be making investments on your behalf.

Sincerely,

Matthew Pallai

Chief Investment Officer

Nomura Private Capital LLC

NOMURA ALTERNATIVE INCOME FUND
LETTER TO SHAREHOLDERS (Continued)
MARCH 31, 2023 (Unaudited)

Past performance does not guarantee future results.

The Nomura Alternative Income Fund is a continuously-offered, non-diversified, registered closed-end fund with limited liquidity.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

●	The Fund’s shares (the “Shares”) are not listed on any stock exchange, and we do not expect a secondary market in the Shares to develop.

●	You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

●	Although we are required to and have implemented a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

●	You should consider that you may not have access to the money you invest for an indefinite period of time.

●	An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

●	Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

●	The Fund has no operating history and the Shares have no history of public trading.

An investment in the Fund involves risk. The Fund may leverage its investments by borrowing. The use of leverage increases both risk of loss and profit potential. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform.

The Nomura Alternative Income fund is distributed by Foreside Financial Services, LLC.

Nomura Alternative Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures for the fiscal period ended March 31, 2023, compared to its benchmark are below:

Since Inception ^
Nomura Alternative Income Fund - Class I	0.40%
S&P LSTA U.S. Leveraged Loan 100 Index (Total Return) *	(0.75)%

^	Inception date is February 13, 2023.

*	The S&P LSTA U.S. Leveraged Loan 100 Index (Total Return) is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. It is designed to reflect the largest facilities in the leveraged loan market. It mirrors the market-weighted performance of the largest institutional leveraged loans based upon market weightings, spreads and interest payments. The index consists of 100 loan facilities drawn from a larger benchmark – the S&P/LSTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly into an index.

The performance shown represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total Returns for periods of less than one year are not annualized. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-833-836-0206.

Consolidated Holdings by type of investment	% of Net Assets
Private Investment Funds	12.1%
United States Government & Agencies:
Federal National Mortgage Association	2.4%
Government National Mortgage Association	3.9%
Short Term Investments
Money Market Fund	2.2%
United States Treasury Bills	79.5%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Consolidated Schedule of Investments that follows in this annual report for a detailed list of the Fund’s holdings.

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2023

Shares/Principal
Amount ($)		Value
	PRIVATE INVESTMENT FUNDS — 12.1%

—	ACORE Credit Partners II, LP(a)(b)	$2,796,724
—	Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, L.P. – Class B(a)(b)(c)	9,307,023
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $12,103,747)	12,103,747

	UNITED STATES GOVERNMENT & AGENCIES — 6.3%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 2.4%
$2,444,594	Fannie Mae Pool BM1718, 2.86%, 09/01/47(d)	2,376,489

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 3.9%
$4,008,430	Ginnie Mae II Pool 786445, 2.70%, 08/20/49 (d)	3,924,589
	TOTAL UNITED STATES GOVERNMENT & AGENCIES (Cost $6,372,418)	6,301,078

	SHORT-TERM INVESTMENTS — 81.7%
	MONEY MARKET FUND - 2.2%
2,198,042	First American Treasury Obligations Fund, Class X, 4.72% (Cost $2,198,042)(e)	2,198,042

	UNITED STATES TREASURY BILLS — 79.5%
$11,000,000	United States Treasury Bill, 4.41%, 06/13/23	10,901,274
$10,000,000	United States Treasury Bill, 4.49%, 06/22/23	9,897,571
$10,000,000	United States Treasury Bill, 4.60%, 07/13/23	9,868,728
$15,000,000	United States Treasury Bill, 4.61%, 07/27/23	14,776,529
$20,000,000	United States Treasury Bill, 4.63%, 08/10/23	19,665,854
$15,000,000	United States Treasury Bill, 4.66%, 08/03/23	14,761,147
	TOTAL UNITED STATES TREASURY BILLS (Cost $79,841,582)	79,871,103
	TOTAL SHORT-TERM INVESTMENTS (Cost $82,039,624)	82,069,145

	TOTAL INVESTMENTS - 100.1% (Cost $100,515,789)	$100,473,970
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(62,082)
	NET ASSETS - 100.0%	$100,411,888

LP - Limited Partnership

(a)	Restricted security. See Note 2.

(b)	Level 3 securities fair valued using significant unobservable inputs. See Note 2.

(c)	The Fund’s interest in this investment is held through a wholly-owned subsidiary of the Fund, NAIF Splitter LLC. See Note 2.

(d)	Variable rate security.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

ASSETS
Investment securities:
At cost	$100,515,789
At fair value	$100,473,970
Interest and dividends receivable	39,310
Due from Investment Manager	107,685
TOTAL ASSETS	100,620,965

LIABILITIES
Audit fees payable	50,000
Legal fees payable	134,906
Administrative services fees payable	10,457
Accrued printing fees	5,000
Trustees fees payable	3,750
Accrued expenses and other liabilities	4,964
TOTAL LIABILITIES	209,077
NET ASSETS	$100,411,888

CONTINGENCIES AND COMMITMENTS (NOTE 3)

NET ASSETS CONSIST OF:
Paid in capital	$100,000,000
Accumulated earnings	411,888
NET ASSETS	$100,411,888

PRICING OF CLASS I SHARES:

Net Assets applicable to Class I Shares	$100,411,888
Class I Shares outstanding ($0 par value, unlimited shares authorized)	10,000,000

Net asset value, offering price and redemption price per share	$10.04

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period* Ended March 31, 2023

INVESTMENT INCOME
Dividends	$39,655
Interest	562,991
TOTAL INVESTMENT INCOME	602,646

EXPENSES
Investment management fees (Note 4)	122,593
Audit and tax fees	50,000
Legal fees	134,906
Trustees fees and expenses	26,250
Professional fees (Note 4)	25,937
Administrative services fees (Note 4)	16,735
Printing and postage expenses	5,000
Transfer agent fees	4,077
Custodian fees	1,931
Other expenses	957
TOTAL EXPENSES	388,386
Less: Fees waived/ expenses reimbursed by the Investment Manager (Note 4)	(233,524)
NET EXPENSES	154,862
NET INVESTMENT INCOME	447,784

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	5,923
Net change in unrealized depreciation on investments	(41,819)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(35,896)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$411,888

*	Nomura Alternative Income Fund commenced operations on February 13, 2023.

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period* Ended
March 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$447,784
Net realized gain from investments	5,923
Net change in unrealized depreciation on investments	(41,819)
Net increase in net assets resulting from operations	411,888

CAPITAL SHARE TRANSACTIONS
Class I:
Proceeds from shares sold:	99,900,000
Net increase in Class I net assets from capital share transactions	99,900,000

TOTAL INCREASE IN NET ASSETS	100,311,888

NET ASSETS
Beginning of period	100,000
End of period	$100,411,888

SHARE ACTIVITY
Class I:
Beginning of period	10,000
Shares sold	9,990,000
End of period	10,000,000

*	Nomura Alternative Income Fund commenced operations on February 13, 2023

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Period* Ended March 31, 2023

Cash Flows From Operating Activities:
Net Increase in Net Assets Resulting From Operations	$411,888
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used for Operating Activities:
Purchases of Investments	(18,476,165)
Net Short Term Investment Purchases (net of amortization)	(82,033,701)

Net Realized Gain on Investments	(5,923)
Change in Unrealized Depreciation on Investments	41,819

Changes in Assets and Liabilities:
(Increase)/Decrease in Assets:
Due From Investment Manager	(107,685)
Dividends and Interest Receivable	(39,310)

Increase/(Decrease) in Liabilities:
Audit fees payable	50,000
Legal fees payable	134,906
Administrative services fees payable	10,457
Accrued printing fees	5,000
Trustees Fees Payable	3,750
Other Accrued Expenses	4,964
Net Cash Used for Operating Activities	(100,000,000)

Cash Flows From Financing Activities:
Proceeds from Shares Issued	99,900,000
Net Cash Provided by Financing Activities	99,900,000

Net Decrease in Cash	(100,000)
Cash at Beginning of Period	100,000
Cash at End of Period	$—

*	The Nomura Alternative Income Fund commenced operations on February 13, 2023.

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period* Ended
March 31, 2023
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (a)	0.04
Net realized and unrealized loss on investments (b)	(0.00)
Total from investment operations	0.04
Net asset value, end of period	$10.04
Total return (c)(d)	0.40%
Net assets, end of period (000’s)	$100,412

Ratios and Supplemental Data:
Ratio of gross expenses to average net assets (e)(f)(g)	3.01%
Ratio of net expenses to average net assets (f)(g)	1.20%
Ratio of net investment income to average net assets (f)(g)(h)	3.47%
Portfolio Turnover Rate (d)	0%

*	The Nomura Alternative Income Fund commenced operations on February 13, 2023.

(a)	Per share amounts calculated using the average daily shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.005.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The returns would have been lower if certain expenses had not been waived or reimbursed by the Investment Manager.

(d)	Not Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Investment Manager.

(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of March 31, 2023 the Fund’s underlying investment companies included a range of management fee from 1.00% to 1.35% (unaudited) and performance fees from 15% to 20% (unaudited).

(g)	Annualized.

(h)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2023

1.	ORGANIZATION

Nomura Alternative Income Fund (the “Fund”) was organized as a Delaware statutory trust on August 24, 2022 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The primary investment objective of the Fund is to maximize risk-adjusted total return and the Fund will seek to provide current income as a secondary investment objective.

The Fund commenced operations on February 13, 2023 and currently offers Class I shares. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. As of March 31, 2023, only Class I Shares were available for purchase. Pursuant to the Exemptive Relief, the Fund will offer Class D Shares and Class A Shares, and may offer additional classes of shares in the future. Please refer to the Fund’s prospectus for additional information.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Fund Valuation – The Fund’s net asset value (“NAV”) per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses and other liabilities of the Fund by the total number of shares outstanding. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the NAV of the shares.

Security Valuation – The Fund’s Board of Trustees (the “Board”) has designated Nomura Private Capital LLC (the “Investment Manager” or “Valuation Designee”), the investment manager to the Fund, as the Valuation Designee pursuant to Rule 2a-5 under the 1940 Act to perform the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Fund’s Fair Valuation of Investments Policy. In furtherance of its duties as Valuation Designee, the Investment Manager has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in its discussions and deliberations.

Investments in securities that are listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Many of the Fund’s portfolio investments are expected to be loans and other securities that are not publicly traded and for which no market based price quotation is available. As a general matter, to value the Fund’s investments, the Investment Manager will use current market values when available, and otherwise value the Fund’s investments with fair value methodologies that the Investment Manager believes to be consistent with those used by the Fund for valuing its investments. These fair value calculations will involve significant professional judgment by the Investment Manager in the application of both observable and unobservable attributes, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of an investment. Likewise, there can be no assurance that the Fund will be able to purchase or sell an investment at the fair value price used to calculate the Fund’s NAV.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2023

In validating market quotations, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

Mutual Funds (including money market funds), business development companies, closed-end funds, exchange-traded funds and other registered and private investment companies in which the Fund invests its assets (collectively “Portfolio Funds”) are generally valued based on the latest NAV reported by the Portfolio Fund’s investment manager (the “Portfolio Fund Manager”). New purchases of Portfolio Funds may be valued at acquisition cost initially until a NAV is provided by the Portfolio Fund’s investment manager (the “Portfolio Fund Manager”). If the NAV of an investment in a Portfolio Fund is not available at the time the Fund is calculating its NAV, the Valuation Committee will consider any cash flows since the reference date of the last NAV reported by the Portfolio Fund Manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the last NAV reported by the Portfolio Fund Manager.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2023 for the Fund’s assets measured at fair value:

Assets	Level I	Level 2	Level 3	Total
Private Investment Funds	$—	$—	$12,103,747	$12,103,747
United States Government & Agencies	—	6,301,078	—	6,301,078
Short-Term Investments	2,198,042	79,871,103	—	82,069,145
Total	$2,198,042	$86,172,181	$12,103,747	$100,473,970

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2023

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Private Investment
Funds
Beginning Balance as of February 13, 2023 (Commencement of Operations)	$—
Total realized gain/(loss)	—
Unrealized Appreciation/(Depreciation)	—
Cost of Purchases	12,103,747
Proceeds from Sales	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance as of March 31, 2023	$12,103,747

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31, 2023:

Level 3			Valuation	Unobservable
Investment(a)	Fair Value		Technique	Inputs	Range on Inputs
ACORE Credit Partners II, LP	$2,796,724	(b)	Market Approach	Transaction Price	Not Applicable
Medalist Partners Asset Based Private Credit Fund III,LP Onshore Feeder, L.P. –Class B	9,307,023	(b)	Market Approach	Transaction Price	Not Applicable

(a)	Refer to the Consolidated Schedule of Investments for classifications of individual securities.

(b)	As there was no range for each significant unobservable input, weighted average is not reported.

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at March 31, 2023 is as follows:

Security	Acquisition Date	Cost	Value	% of Net Assets
ACORE Credit Partners II, LP	3/24/2023	$2,796,724	$2,796,724	2.8%
Medalist Partners Asset Based Private Credit Fund III, LP Onshore Feeder L.P. - Class B	3/21/2023	$9,307,023	$9,307,023	9.3%

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2023

Consolidation of Subsidiary – The Fund has established a limited liability company, NAIF Splitter LLC (“Subsidiary”), which is wholly owned and controlled by the Fund. The Subsidiary is a disregarded entity for tax purposes. The operations of the Subsidiary have been consolidated with the Fund’s for financial reporting purposes. Accordingly, all inter-company transactions and balances have been eliminated.

Cash and Cash Equivalents – The Fund places its cash with one banking institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s September 30, 2023 year-end tax return. Generally, tax authorities can examine tax returns filed for the last three tax years. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the fiscal period ended March 31, 2023, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

All or a portion of a distribution may consist of return of capital, shareholders should not assume that the source of a distribution is net income.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	CONTINGENCIES AND COMMITMENTS

As of March 31, 2023, the Fund had unfunded commitments and/or contingencies as follows:

		Unfunded	Redemption
Portfolio Fund	Fair Value	Commitments	Frequency	Notice Period (In Days)
ACORE Credit Partners II, LP	$2,796,724	$12,190,920	N/A	N/A
Medalist Partners Asset Based Private Credit Fund III, LP Onshore Feeder L.P. - Class B	9,307,023	10,985,953	Annually	180 Days
	$12,103,747	$23,176,873

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2023

Typically, when the Fund invests in a private investment fund, it makes a binding commitment to invest a specified amount of capital in the applicable private fund. The capital commitment may be drawn by the general partner of the private fund either all at once, or over time through a series of capital calls at the discretion of the general partner. As such, the Unfunded Commitments column above reflects the remaining amount of the Fund’s commitments to be called by the general partner of the private fund. Further, the organizational documents of the private funds in which the Fund invests typically have set redemption schedules and notification requirements. As such, the Redemption Frequency column above reflects the frequency in which the private fund accepts redemption requests and the Notice Period column reflects the number of days of advanced notice required. While redemptions can be requested at the frequency listed above, there is no guarantee the Fund will be paid all or any of the redemption amount at the time requested.

Subsequent to the fiscal period ended March 31, 2023, the Fund funded a portion of its commitment to Atalaya A4 Evergreen (Cayman) LP.

4.	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Investment Management Fees – Nomura Private Capital LLC (the “Investment Manager”) serves as the Fund’s investment manager. Pursuant to an investment management agreement with the Fund, the Investment Manager, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Investment Manager, the Fund has agreed to pay the Investment Manager as compensation under the Investment Management Agreement a fee consisting of two components — a base management fee (the “Management Fee”) and, if earned, an incentive fee (the “Incentive Fee”) . The base management fee is calculated and payable monthly in arrears at the annual rate of 0.95% of the Fund’s average daily net assets. During the fiscal period ended March 31, 2023, the Fund accrued $122,593 of management fees included in due from manager on the Consolidated Statement of Assets and Liabilities.

The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “Pre-Incentive Fee Net Investment Income” (as defined below) for the immediately preceding quarter, and is calculated as follows:

●	No incentive fee is payable in any fiscal quarter in which the Pre-Incentive Fee Net Investment Income attributable to the Class does not exceed a quarterly return of 1.50% per quarter based on the Class’s average daily net assets (calculated in accordance with GAAP) (the “Quarterly Return”).

●	All Pre-Incentive Fee Net Investment Income attributable to the Class (if any) that exceeds the Quarterly Return, but is less than or equal to 1.765% of the average daily net assets of that Class (calculated in accordance with GAAP) for the fiscal quarter will be payable to the Investment Manager.

●	For any fiscal quarter in which Pre-Incentive Fee Net Investment Income attributable to the Class exceeds 1.765% of the Class’s average daily net assets (calculated in accordance with GAAP), the Incentive Fee with respect to that Class will equal 15% of Pre-Incentive Fee Net Investment Income attributable to the Class.

“Pre-Incentive Fee Net Investment Income” for a Class means interest income, dividend income and any other income accrued (including any other fees, such as commitment, origination, structuring, diligence and consulting fees or other fees that the Fund receives from an investment) during the fiscal quarter and allocated to the Class, minus the Class’s operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to the Class accrued during the quarter. For such purposes, the Fund’s operating expenses will include the Management Fee but will exclude the Incentive Fee. Pre-Incentive Fee Net Investment Income does not include income earned on short-term investments or investments in underlying private funds but does include income on investments in all other Portfolio Funds.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), the Incentive Fee, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 1.20% of the average daily net assets of Class I Shares (the “Expense Limit”) at least until March 24, 2024. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and any then-existing expense limit.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2023

During the fiscal period ended March 31, 2023 the Investment Manager waived fees and reimbursed the Fund for expenses in the amount of $233,524, which is subject to recapture through March 31, 2026.

PINE Advisors LLC (“PINE”) – PINE provides compliance and treasury services to the Fund pursuant to service agreements. In consideration for these services and as disclosed in the Consolidated Statement of Operations, PINE is paid a monthly fee out of the assets of the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS and as disclosed in the Consolidated Statement of Operations, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

In addition, an affiliate of UFS provide services to the Fund as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Distributor – The distributor of the Fund is Foreside Financial Services, LLC (the “Distributor”). Under a distribution agreement with the Fund, the Distributor acts as the agent of the Fund in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best-efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Investment Manager typically enter into such agreements alongside the Distributor. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

During the fiscal period ended March 31, 2023, the Fund did not pay distribution related charges pursuant to the distribution agreement.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the fiscal period ended March 31, 2023, was as follows:

	Purchases	Sales
Non-U.S. Government Securities	$12,103,747	$—
U.S. Government Securities	6,372,418	—
Total	$18,476,165	$—

6.	RISK FACTORS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2023

Liquidity Risk – There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s structured notes and other investments are also subject to liquidity risk. Liquidity risk exists when investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Market Risk – An investment in Fund shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

The Fund and the Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its investment manager and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long- term basis due to illness or other reasons. A pandemic or other outbreak of disease could also impair the information technology and other operational systems upon which the Fund’s Investment Manager relies and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

No Operating History – The Fund was organized on August 24, 2022 and had no operations until February 13, 2023. The Fund may not succeed in meeting its objective, and its NAV may decrease. As a new fund, there is no assurance that the Fund will grow or maintain an economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.

Private Investment Fund Risk – The Fund may invest in private investment funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the private investment funds’ investments as such private investment funds’ managers. Investments in private investment funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a private investment fund when desired (and may incur losses as a result) or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a private investment fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a private investment fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the private fund due to poor performance or other reasons. The fees paid by private investment funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a private investment fund in addition to the management fees and other expenses paid by the Fund. Certain private investment funds may be newly formed entities that have no operating histories.

Valuation Risk – Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2023

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect shareholders whose shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the shares of shareholders who do not tender their shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders.

Risk of Bank Impairment Failure – The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates a presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of March 31, 2023, Nomura Holding America Inc. held 100% of the Fund and may be deemed to control the Fund.

8.	TAX BASIS INFORMATION

The Fund intends to adopt a tax year and has selected a tax year end of September 30. The Fund has not yet measured a tax year end. The Fund intends to elect to be treated as a registered investment company (“RIC”) for U.S. federal income tax purposes and expects each year to continue to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

To avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The March 31, 2023 book cost has not been adjusted for book/tax difference, as the first tax year end will be September 30, 2023. The cost of investments and the net unrealized appreciation and depreciation on investments as of March 31, 2023, are noted below:

Cost for Federal Tax purposes	$100,515,789

Unrealized Appreciation	$29,521
Unrealized Depreciation	$(71,340)
Tax Net Unrealized Depreciation	$(41,819)

As of March 31, 2023, the Fund has not made a distribution to shareholders. The tax character of distributions will be evaluated once paid after the tax year ending September 30, 2023.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2023

9.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at NAV, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

The Fund expects its initial repurchase offer to commence in the third quarter of 2023.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements except the following.

As of April 19, 2023, the SEC has granted the application for Exemptive Relief for the Fund permitting the issuance of multiple classes of shares and the imposition of asset-based distribution fees and early-withdrawal fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Nomura Alternative Income Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Nomura Alternative Income Fund (the “Fund”), as of March 31, 2023, the related consolidated statements of operations, changes in net assets and cash flows, the related notes, and the financial highlights for the period February 13, 2023 (commencement of operations) through March 31, 2023, (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations, changes in net assets and cash flows, and the financial highlights for the period February 13, 2023 (commencement of operations) through March 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and underlying private funds. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 30, 2023

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Nomura Alternative Income Fund
SUPPLEMENTAL INFORMATION
March 31, 2023 (Unaudited)

Board of Trustees’ Considerations in Approving the Investment Advisory Agreement

At a meeting of the Board of Trustees (the “Board”) of the Nomura Alternative Income Fund (the “Fund”) held on December 5, 2022, the Board, including all of those trustees of the Fund who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund or Nomura Private Capital LLC (“NPC”) (the “Independent Trustees”), considered and approved the investment advisory agreement (the “Advisory Agreement”) between NPC and the Fund (the “Advisory Agreement”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

In connection with its consideration of the Advisory Agreement, the Board considered information provided by NPC specifically in relation to the consideration of the initial approval of the Advisory Agreement in response to requests of the Independent Trustees and their independent legal counsel. The Board considered a range of materials and information regarding the nature, extent and quality of services to be provided by NPC; the investment objective and strategy of the Fund ; the anticipated fees and expenses of the Fund compared to those of a custom peer group of relevant funds selected by a third party consultant; the possibility of economies of scale that could be passed on to the Fund; and the profitability of NPC related to its proposed services to the Fund. The Board also considered information related to potential ancillary benefits that may be enjoyed by NPC (and its affiliates) as a result of its relationship with the Fund.

In addition to evaluating, among other things, the written information provided by NPC, the Board also considered the presentation from NPC on the services proposed to be provided to the Fund and the answers to questions posed by the Board to representatives of NPC. The Independent Trustees also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement.

Based on their review, the Board and the Independent Trustees determined to approve the Advisory Agreement. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with NPC, the Board considered the nature, extent, and quality of services that NPC will provide to the Fund, including NPC’s personnel and resources and NPC’s parent company’s support including commitment of working capital. The Board reviewed the services NPC will provide in serving as investment adviser, including the background of the current and proposed personnel providing the investment management services and NPC’s operational capabilities and compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board concluded that the services NPC will provide were satisfactory.

Performance. The Board reviewed the investment objective of the Fund and its anticipated Morningstar category. The Board concluded that NPC had the potential to provide satisfactory performance for the Fund.

Fees and Expenses. The Board reviewed the Fund’s proposed contractual advisory fee and estimated expense ratio and reviewed information comparing the contractual advisory fee and expense ratio to those of funds in a custom peer group. The Board noted favorably that the incentive fee would only be charged on direct and co-investment assets, and that the proposed fee structure was in line with the peer group. The Board discussed the level of work involved in NPC’s oversight of the Fund, and the other services that NPC would provide to the Fund. The Board noted favorably that NPC has contractually agreed to waive fees and expenses for one year in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. After considering the nature, quality, and extent of NPC’s services to the Fund, the Board concluded that the advisory fee was reasonable.

Profitability. The Board reviewed the estimated profitability of NPC with respect to the Fund. The Board concluded that the estimated profitability of NPC in connection with the management of the Fund was reasonable, and at a level to adequately incentivize NPC to provide high quality services.

Nomura Alternative Income Fund
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2023 (Unaudited)

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board observed that economies of scale will be considered in the future as Fund asset levels grow.

Conclusion. Based on all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the approval of the Advisory Agreement for an initial two-year term are in the best interests of the Fund, subject to the review and approval of NPC’s compliance policies and procedures, which were approved by the Board at a meeting held on January 30, 2023.

Nomura Alternative Income Fund
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2023 (Unaudited)

Terms and Conditions of Dividend Reinvestment Plan

Holders of shares of beneficial interests (the “Shares”) of Nomura Alternative Income Fund (the “Fund”) who participate (the “Participants”) in the Fund’s Dividend Reinvestment Plan (the “Plan”) are advised as follows:

1. Enrollment of Participants. Each holder of Shares (a “Shareholder”) will automatically be a Participant, subject to the ability to “opt-out” of the Plan. A Shareholder whose Shares are registered in the name of a nominee (such as an intermediary firm through which the Shareholder acquired Shares (an “Intermediary”)) must contact the nominee regarding the Shareholder’s status under the Plan.

2. The Plan Administrator. The Fund’s administrator (the “Administrator”) will act as Administrator for each Participant. The Administrator or its delegee administrator will open an account for each Participant under the Plan in the same name as the one in which his, her or its outstanding Shares are registered.

3. Cash Option. The Fund will declare all income dividends and/or capital gains distributions (collectively, “Distributions”) payable in Shares (or, as discussed below, at the option of Shareholders solely upon an affirmative election, in cash). To the extent that a Participant reinvests Distributions in additional Shares, the Participant will receive an amount of Shares of the Fund equal to the amount of the Distribution on that Participant’s Shares divided by the net asset value per Share (“NAV”) of the Fund that is used for the daily closing date immediately preceding such distribution payment date. Notwithstanding the foregoing, the Fund, in its sole discretion, may elect to provide Participants with an amount of Shares of the Fund equal to the amount of the Distribution on that Participant’s Shares divided by 95% of the NAV of the Fund that is used for the daily closing date immediately preceding such distribution payment date.

A Participant wishing to receive cash must affirmatively elect to receive both income dividends and capital gain distributions, if any, in cash. A Participant holding Shares through an Intermediary may elect to receive cash by notifying the Intermediary (who should be directed to inform the Fund). A Shareholder is free to change this election at any time. However, a Shareholder must request to change its election no less than 60 days prior to the record date of the distribution for the change to be effective for such distribution. If the request is made within 60 days prior to the record date of the distribution, the change will not be effective for such distribution but will be effective as to subsequent distributions.

4.  Valuation. For purposes of the Plan, the Fund’s NAV shall be the NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend).

5.  Recordkeeping. The Administrator will reflect each Participant’s Shares acquired pursuant to the Plan together with the Shares of other Shareholders of the Fund acquired pursuant to the Plan in noncertificated form. Each Participant will be sent a confirmation by the Administrator of each acquisition made for his, her or its account as soon as practicable, but not later than 60 days after the date thereof. Distributions on fractional Shares will be credited to each Participant’s account to three decimal places. In the event of termination of a Participant’s account under the Plan, the Administrator will adjust for any such undivided fractional interest in cash at the NAV of Shares at the time of termination.

Any Distributions of Shares or split Shares distributed by the Fund on Shares held by the Administrator for Participants will be credited to their accounts.

6.  Fees. The Administrator’s service fee, if any, for administering the Plan will be paid by the Fund.

7.  Termination of the Plan. The Plan may be terminated by the Fund at any time upon written notice to the Participants.

8.  Amendment of the Plan. These terms and conditions may be amended by the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by sending written notice to the Participants at least 30 days prior to the effective date thereof.

9. Applicable Law. These terms and conditions shall be governed by the laws of the State of Delaware.

Adopted:              January 30, 2023

Nomura Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2023

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or replacement. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The Trustees and the Fund’s officers and their biographical information as of March 31, 2023 is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board, and is available without charge, upon request, by calling the Fund at 833-836-0206.

INDEPENDENT TRUSTEES

Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Katherine Q. Rosa Year of Birth: (1970) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Trustee	Since Inception	Managing Director, VSV Management LLC, (since 2021); Managing Director and Global Head of Alternative Investments, J.P. Morgan Securities Inc. (2017- 2020).	1	Director, Social Leverage Acquisition Corp I (since 2021)
Michael Falcon Year of Birth: 1962 c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Trustee and Chairman	Since Inception	Chairman and Chief Executive Officer (2019- 2021); Group Executive Committee, Prudential PLC (2019-2021); CEO, J.P. Morgan Asset Management Asia Pacific (2015-2018); Head of Asia Pacific Funds, J.P. Morgan Asset Management (2014-2018); Managing Director (2010-2018) J.P. Morgan.	1	Jackson National Life et al (2019- 2021); Prudential PLC et al (2019); J.P. Morgan Chase and Co, et al (2010- 2018)
David Brigstocke Year of Birth: (1953) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Trustee	Since Inception	Principal, DBrigstocke LLC (2018-2023).	1	None

*	The fund complex consists of the Fund.

Nomura Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2023

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Robert Stark Year of Birth: (1976) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	President and Trustee	Since Inception	Founder and CEO, Alterum Capital Partners LLC (2021-2022); Executive Committee Member, FS Investments (2018-2021); Global Head of Strategy and Business Development and Head of Global Strategic Relationship, U.S. Funds, J.P. Morgan Asset Management (2012-2018).	1	None
Madeline Arment Year of Birth: (1989) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Treasurer and Principal Financial Officer	Since Inception	Director of CFO Services, PINE Advisor Solutions (since 2022); Assistant Treasurer, Griffin Institutional Access Real Estate Fund (2019-2022); Assistant Treasurer, Griffin Institutional Access Credit Fund (2019-2022); Assistant Treasurer, Stadion Investment Trust (2018- 2021); Fund Controller, ALPS Fund Services, Inc., (2018-2022); Manager of Investment Operations, Shelton Capital Management, (2016-2018).	N/A	N/A
Laura Szalyga Year of Birth: (1978) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Assistant Treasurer	Since Inception	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A
Katherine Peña Year of Birth: (1977) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Secretary	Since Inception	In-house counsel, Nomura Holding America Inc. (since 2021); Associate, Michelman & Robinson, LLP (2018-2021).	N/A	N/A
Timothy Burdick Year of Birth: (1986) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Assistant Secretary	Since Inception	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (since 2022); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022); Senior Program Compliance Manager, CJ Affiliate (2016-2019).	N/A	N/A
Alexander Woodcock Year of Birth: (1989) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Chief Compliance Officer	Since Inception	Director of PINE Advisor Solutions (since 2022); CEO and CCO of PINE Distributors LLC (since 2022); Adviser Chief Compliance Officer of Destiny Advisors LLC (since 2022); Fund Chief Compliance Officer of THOR Financial Technologies Trust (since 2022); Vice President of Compliance Services, SS&C ALPS (2019-2022); Manager of Global Operations Oversight, Oppenheimer Funds (2014- 2019).	N/A	N/A

*	The fund complex consists of the Fund.

Nomura Alternative Income Fund
CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
March 31, 2023 (Unaudited)

On April 11, 2023, BBD LLP (“BBD”) resigned as the independent registered public accounting firm of Nomura Alternative Income Fund. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Nomura Alternative Income Fund as of and for the period ended December 14, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the period ended December 14, 2022, and during the subsequent interim period through April 11, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of the Nomura Alternative Income Fund for such periods; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to this annual report on Form N-CSR.

On April 11, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Nomura Alternative Income Fund’s independent registered public accounting firm for the fiscal period ended March 31, 2023.

During the period ended December 14, 2022, and during the subsequent interim period through April 11, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Nomura Alternative Income Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Nomura Alternative Income Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

PRIVACY NOTICE

FACTS	WHAT DOES THE NOMURA ALTERNATIVE INCOME FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depends on the product or service you have with us. This information can include:
● Name, Address, Social Security number
● Proprietary information regarding your beneficiaries
● Information regarding your earned wages and other sources of income
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Nomura Alternative Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates to support everyday business functions - information about your transactions supported by law	Yes	No
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call us at: 833-836-0206

PRIVACY NOTICE

Who are we
Who is providing this notice?	Nomura Alternative Income Fund
What we do
How does Nomura Alternative Income Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Why does Nomura Alternative Income Fund collect my personal information?

We collect your personal information, for example

●    To know investors’ identities and thereby prevent unauthorized access to confidential information;

●    To design and improve the products and services we offer to investors;

●    To comply with the laws and regulations that govern us.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Nomura Alternative Income Fund has affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Nomura Alternative Income Fund does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Nomura Alternative Income Fund doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-910-4232 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-910-4232.

INVESTMENT MANAGER
Nomura Private Capital LLC
Worldwide Plaza, 309 West 49th Street
New York, New York 10019-7316

ADMINISTRATOR, ACCOUNTING
AND TRANSFER AGENT
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Cohen & Company Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103

LEGAL COUNSEL
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

CUSTODIAN
U.S. Bank, N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT TRUSTEES
Katherine Q. Rosa
Michael Falcon
David Brigstocke

PRESIDENT AND INTERESTED TRUSTEE
Robert Stark

PRINCIPAL FINANCIAL OFFICER AND TREASURER
Madeline Arment

CHIEF COMPLIANCE OFFICER
Alexander Woodcock

Nomura-AR23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Mr. David Brigstocke and Mr. Michael Falcon are audit committee financial experts, as defined in Item 3 of Form N-CSR. Messrs. Brigstocke and Falcon are independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $40,000 with respect to the registrant’s March 31, 2023 fiscal period end.

(b)	Audit-Related Fees

No fees were billed during the fiscal period ended March 31, 2023 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant were $10,000 with respect to the registrant’s fiscal period ended March 31, 2023. The services comprising these fees are the preparation of federal and state income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of federal excise tax returns.

(d)	All Other Fees

No other fees were billed in the fiscal period for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

No services described in paragraphs (b) through (d) of Item 4 of this report were approved or required to be approved by the Fund’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None.

(g)	None.

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The proxy voting policies and procedures of Nomura Private Capital LLC (the "Adviser") are attached hereto as an exhibit.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	(1) Portfolio Managers

As of the date of this filing, Matthew Pallai and Matthew Rowe, each an employee Nomura Private Capital LLC which serves as the Fund’s investment advisor.

Matthew Pallai. Matthew Pallai is Chief Investment Officer (“CIO”) of Nomura Private Capital LLC and has served as a portfolio manager of the Fund since its inception. Matthew joined Nomura in April 2022. Matthew has over 19 years of financial services industry experience.

Matt Rowe. Matt Rowe is Head of Cross Asset Strategies and Sr. Portfolio Manager at Nomura Private Capital LLC. Matt has served as a portfolio Manager of the Fund since its inception.

(2)        Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest

As of March 31, 2023, the Portfolio Managers were responsible for the management of the following types of accounts in addition to the Fund:

	Number of Accounts	Assets of Accounts (in millions)	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee (in millions)
Matthew Pallai
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A
Matthew Rowe
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Account	0	N/A	0	N/A

(3)        Portfolio Manager Compensation

The Portfolio Managers have ownership and financial interests in and may receive compensation and/or variable profit distributions from, the Investment Manager based on the Investment Manager’s financial performance, such as its overall revenues and profitability. The Portfolio Managers’ compensation is not tied to the Fund’s performance, except to the extent that the fee paid to the Investment Manager impacts the Investment Manager’s financial performance.

(4)       Portfolio Managers’ Ownership of Shares as of March 31, 2023

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member
Matthew Pallai	None

Matthew Rowe	None

(b)	Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nomura Alternative Income Fund

By (Signature and Title)

/s/ Robert Stark

Robert Stark, Principal Executive Officer/President

Date    June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Madeline Arment

Madeline Arment, Principal Financial Officer/Treasurer

Date  June 8, 2023

/s/ Robert Stark

Robert Stark, Principal Executive Officer/President

Date    June 8, 2023